Revenue and Geography Information (Details) - Schedule of Company’s Sales Breakdown Based on Location of Customers - CNY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	¥ 83,926	¥ 127,695
Mainland China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	58,495	53,727
Hong Kong [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		4,813
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	6,662	27,452
The United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	7,831	12,367
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	7,375	22,201
South America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		934
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	¥ 3,563	¥ 6,201